                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 June 30, 2000
                                                               ----------------
Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:     W.G. Spears, Grisanti & Brown LLC
          -------------------------------------
Address:  45 Rockefeller Plaza
          -------------------------------------
          33rd Floor
          -------------------------------------
          New York, New York 10111
          -------------------------------------

Form 13F File Number: 28 - 05455
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher C. Grisanti
          --------------------------------
Title:    Principal
          --------------------------------
Phone:    (212) 903-1200
          --------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti         New York, New York       August 11, 2000
-----------------------------     ----------------------    ------------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                       ------------
Form 13F Information Table Entry Total: 104
                                       ------------
Form 13F Information Table Value Total: $ 361,112
                                       ------------
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number             Name

      None    28-
     ------       -------------------          -------------------------------
     [Repeat as necessary.]

W.G. SPEARS, GRISANTI & BROWN LLC
FORM 13F INFORMATION TABLE

For the Quarter Ended June 30, 2000

COLUMN 1                    COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5              COLUMN 6   OLUMN 7  COLUMN 8
--------                    --------   --------   --------    --------              --------   -------  --------
                                                                                                         VOTING
                            TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER   AUTHORITY
NAME OF ISSUER               CLASS      CUSIP     ( x$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
--------------              --------    -----     ----------  -------   ---  ----  ----------  -------    ----      ------    ----
ACE LTD                      COMMON    G0070K103    17,645    630,176                 SOLE              124,973     485,503  19,700
ADV ENV RECYC WT 6/3/03      COMMON     AERTAWTS       134     80,000                 SOLE                           80,000
AGRIBRANDS INTERNATIONAL I   COMMON    00849R105     2,411     57,500                 SOLE               19,800      29,300   8,400
AMB PROPERTIES               COMMON    00163T109       570     25,000                 SOLE               25,000
AMERICAN ELECTRIC POWER CO   COMMON     25537101       209      7,061                 SOLE                1,034       6,027
AMERICAN HOME PRODS CORP     COMMON     26609107    15,412    262,326                 SOLE               53,476     200,551   8,300
AMERICAN INTL GROUP INC      COMMON     26874107    12,888    109,685                 SOLE                3,044     103,548   3,093
AMGEN INC                    COMMON     31162100     4,918     70,000                 SOLE                1,600      68,400
AMR CORP                     COMMON      1765106     7,689    290,830                 SOLE               76,530     202,600  11,700
AMSOUTH BANCORPORATION       COMMON     32165102     2,220    140,968                 SOLE                          140,968
ARCHSTONE COMMUNITIES TRUS   COMMON     39581103       666     31,608                 SOLE                  525      31,083
ASSOCIATES FIRST CAP CORP    COMMON     46008108     3,820    171,226                 SOLE               79,201      68,425  23,600
AT&T CORP.                   COMMON      1957109      255       8,075                 SOLE                7,775         300
AUTO TOTE CORPORATION        COMMON     53323101       175     40,000                 SOLE                           40,000
AVATAR HOLDINGS INC          COMMON     53494100     4,756    206,783                 SOLE                7,190     199,593
AVNET INC                    COMMON     53807103       601     10,140                 SOLE                           10,140
BANK OF AMERICA CORP         COMMON     60505104       330      7,664                 SOLE                            7,664
BANK OF NEW YORK INC         COMMON     64057102     2,505     53,866                 SOLE                  720      53,146
BEAZER HOME                  COMMON    07556Q105     2,253    123,438                 SOLE                          123,438
BELL ATLANTIC CORP           COMMON     77853109       530     10,426                 SOLE                  790       9,636
BELO (A.H.) CORP -COM SER    COMMON     80555105     8,390    484,603                 SOLE              137,303     347,300
BERKSHIRE HATHAWAY CLASS B   COMMON     84670207       583        331                 SOLE                    8         323
BIO CHEM PHARMACEUTICAL      COMMON    09058T108     3,275    133,000                 SOLE                          133,000
BIOGEN INC                   COMMON     90597105     1,319     20,453                 SOLE                  665      19,788
BOEING CO.                   COMMON     97023105       680     16,266                 SOLE                           16,266
BP AMOCO PLC SPONS ADR       COMMON     55622104     1,649     29,162                 SOLE                2,116      27,046
C.I.T. GROUP INC-A           COMMON    125577106    15,839    974,727                 SOLE              275,208     652,619  46,900
CENTEX CORP.                 COMMON    152312104    11,938    508,000                 SOLE              123,800     367,300  16,900
CHASE MANHATTAN CORP NEW     COMMON    16161A108     2,952     64,076                 SOLE                  675      63,401
CHUBB CORP                   COMMON    171232101     3,969     64,530                 SOLE               17,050      47,480
CITIGROUP INC                COMMON    172967101       783     12,996                 SOLE                3,744       9,252
COCA COLA CO                 COMMON     19121610       244      4,252                 SOLE                  672       3,580
CONOCO INC CL - B            COMMON    208251405     2,557    104,093                 SOLE               10,000      94,093
COUSINS PROPERTIES           COMMON    222795106     1,927     50,044                 SOLE                           32,444  17,600
COX COMMUNICATIONS  INC NE   COMMON    224044107       379      8,328                 SOLE                            8,328
DAVNET LIMITED               COMMON    Q3123S106        75     30,000                 SOLE                           30,000
DELPHI AUTOMOTIVE SYSTEMS    COMMON    247126105     6,196    425,496                 SOLE               74,885     350,611
DOMINION RESOURCES INC VA    COMMON    25746U109       242      5,640                 SOLE                            5,640
DU PONT E I DE NEMOURS & C   COMMON    263534109     1,077     24,617                 SOLE                           24,617
ELECTRONIC DATA SYSTEMS CO   COMMON    285661104       276      6,700                 SOLE                6,700
EMERGENT CAPITAL VENTURESS   COMMON    EMERGCAP         50     50,000                 SOLE                           50,000
EVEREST REINSURANCE GROUP    COMMON    G3223R108     2,978     90,600                 SOLE               18,500      72,100
EXXON MOBIL CORPORATION      COMMON    30231G102       938     11,952                 SOLE                1,912      10,040
FEDERAL NATL MORTGAGE ASSN   COMMON    313586109       988     18,930                 SOLE                8,850      10,080

COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6  COLUMN 7   COLUMN 8
--------                 --------    --------   --------   --------          --------  --------   --------
                                                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP   ( x$1,000)  PRN AMT PRN CALL  DISCRETION MANAGERS    SOLE        SHARED      NONE
--------------        --------------   -----   ----------  ------- --- ----  ---------- --------    ----        ------      ----
GANNETT CO                   COMMON    364730101   5,778     96,600               SOLE                          96,600
GEN MOTORS CL H / HUGHES E   COMMON    370442832   11,224    127,910              SOLE            28,025        95,385     4,500
GENERAL ELECTRIC CO          COMMON    369604103    493       9,300               SOLE              900          8,400
GENERAL MTRS CORP            COMMON    370442105   7,088     122,072              SOLE            24,404        97,668
GLOBAL BUYERS NETWORK        SINMOT          GBN    150      150,000              SOLE                          150,000
GOODYEAR TIRE & RUBBER CO.   COMMON    382550101   2,210     110,500              SOLE            51,700        45,200     13,600
GULF CANADA RES LTD ORD      COMMON    40218L305   5,874    1,220,500             SOLE            294,200       926,300      0
HOMESTAKE MINING             COMMON    437614100    138      20,000               SOLE                          20,000
HYPERION SOLUTIONS CORP.     COMMON    44914M104    367      11,300               SOLE             2,500         8,800
INTEL CORP                   COMMON    458140100   8,119     60,731               SOLE             9,100        45,831     5,800
INTERSTATE BAKERIES          COMMON    46072H108    140      10,000               SOLE                          10,000
INTL BUSINESS MACHINES COR   COMMON    459200101   1,661     15,164               SOLE              400         14,764
JOHNSON & JOHNSON            COMMON     47816010    342       3,360               SOLE              800          2,560
KEYCORP  ( CHASE )           COMMON    49326710K   4,406     250,000              SOLE                          250,000
KEYCORP NEW                  COMMON    493267108   8,967     508,782              SOLE                          508,782
LENNAR CORP.                 COMMON    526057104   5,335     263,475              SOLE            56,086        207,389
MEDIAONE GROUP INC COM       COMMON    58440J104   16,546    249,514              SOLE            35,602        213,912
MERCK & CO INC               COMMON    589331107    215       2,805               SOLE             2,205          600
MGIC INVESTMENT              COMMON    552848103   3,153     69,300               SOLE            30,700        28,700     9,900
MICROSOFT CORP               COMMON    594918104   3,166     39,571               SOLE            18,500        16,071     5,000
MORGAN J P & CO INC          COMMON    616880100   1,465     13,300               SOLE              100         13,200
MUTUAL RISK MANAGEMENT LTD   COMMON    628351108   5,786     334,204              SOLE            120,604       213,600
NAVISTAR INTL                COMMON    6.39E+112   12,131    390,550              SOLE            121,500       252,450    16,600
NCR CORP NEW                 COMMON    6.29E+112   9,030     231,900              SOLE            79,000        140,900    12,000
NEOPLANET                    COMMON       123456     53      17,500               SOLE                          17,500
NEOPLANET RGTS               COMMON        NEOPL     0       25,255               SOLE                          25,255
NEW HORIZONS WORLDWIDE INC   COMMON    645526104   2,203     94,800               SOLE            33,400        61,400
NOBLE AFFILIATES             COMMON    654894104    704      18,900               SOLE                          18,900
PACTIV CORP.                 COMMON    695257105   2,400     304,800              SOLE            124,600       131,300    48,900
PARTNER RE LTD               COMMON    G6852T105   16,396    462,678              SOLE            78,665        377,814    6,200
PHARMACIA CORPORATION        COMMON    71713U102    349       6,750               SOLE             6,750
PHILIP MORRIS COS INC        COMMON    718154107   3,643     137,152              SOLE             2,500        134,652
POLAROID                     COMMON    731095105   3,546     196,310              SOLE            36,400        159,910
PROLOGIS                     COMMON    743410102    443      20,800               SOLE                          20,800
RENAISSANCERE HOLDINGS LTD   COMMON    G7496G103   1,024     23,509               SOLE                          23,509
RIVERBANK PARTNERS, L.L.C.   SINMOT    RIVERBANC    424       1,000               SOLE                           1,000
SABRE HOLDINGS CORP          COMMON    785905100   5,504     193,117              SOLE            51,175        133,378    8,564
SBC COMMUNICATIONS  INC      COMMON    78387G103    994      22,977               SOLE             9,278        13,699
SCHERING PLOUGH CORP         COMMON    806605101   4,616     91,401               SOLE            34,301        47,600     9,500
SHERWIN-WILLIAMS CO.         COMMON    824348106   2,081     98,205               SOLE            40,603        41,602     16,000
SMITHKLINE BEECHAM SPONS A   COMMON    832378301   7,407     113,619              SOLE              617         113,002
SOUTHERN UNION COMPANY       COMMON    844030106   3,223     203,824              SOLE            39,305        164,519
SPRINT CORP                  COMMON    852061100   9,364     183,600              SOLE            41,700        141,900
STRAYER EDUCATION INC.       COMMON    863236105    384      16,000               SOLE                          16,000
SUNTRUST BANKS INC           COMMON     86791410    772      16,900               SOLE            10,700         6,200
SYNOPSYS INC.                COMMON    871607107   2,445     70,730               SOLE            25,430        34,100     11,200
TEEKAY SHIPPING CORPORATIO   COMMON   Y8564W103    3,971     120,800              SOLE            49,950        52,250     18,600
TENNECO AUTOMOTIVE INC       COMMON    880349105   2,518     479,600              SOLE            185,100       250,600    43,900
TEXACO INC                   COMMON    881694103   8,100     152,109              SOLE             1,409        150,700
U S WEST INC NEW COM         COMMON    91273H101    204       2,376               SOLE             1,239         1,137
UNITED HEALTHCARE CORP       COMMON    910581108    300       3,500               SOLE                           3,500
UNITEDHEALTH GROUP INC       COMMON    91324P102   1,786     20,832               SOLE             5,020        15,812
UNOCAL CORP                  COMMON    915289102   2,508     75,700               SOLE             1,000        74,700

COLUMN 1                   COLUMN 2    COLUMN 3 COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7    COLUMN 8
--------                   --------    -------- --------   --------            --------   --------    --------
                                                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS  CUSIP    ( x$1,000) PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE   SHARED      NONE
--------------         --------------  -----    ---------- -------   --- ---- ----------  --------      ----   ------      ----
USX-MARATHON GROUP NEW      COMMON    902905827  1,336      53,300               SOLE                           53,300
WACHOVIA CORP               COMMON    929771103  255        4,700                SOLE                           4,700
WASHINGTON MUTUAL INC       COMMON    939322103  3,350      116,029              SOLE                  28,504   69,825    17,700
WASHINGTON POST CO CL B     COMMON    939640108  4,487      9,387                SOLE                           9,387       0
WEBB (DEL) CORP.            COMMON    947423109  637        41,600               SOLE                           41,600
WESTFIELD AMERICA           COMMON    959910100  301        22,396               SOLE                           22,396
XL CAPITAL LTD              COMMON    G98255105  311        5,750                SOLE                  2,800    2,950
